PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 122.6%
Asset-Backed Securities 4.4%
Cayman Islands
Atlas Static Senior Loan Fund Ltd., Series 2022-01A, Class A, 144A, 3 Month SOFR + 2.600% (Cap N/A, Floor 2.600%)	7.586%(c)	07/15/30		4,810	$4,819,973
Carlyle Global Market Strategies CLO Ltd., Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)	6.230(c)	04/17/31		1,994	1,969,049
Madison Park Funding Ltd., Series 2015-18A, Class ARR, 144A, 3 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)	6.201(c)	10/21/30		4,461	4,407,778
Neuberger Berman CLO Ltd., Series 2014-17A, Class AR2, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 1.030%)	6.303(c)	04/22/29		2,409	2,386,721
OFSI BSL Ltd., Series 2023-12A, Class A1, 144A, 3 Month SOFR + 2.400% (Cap N/A, Floor 2.400%)	7.355(c)	01/20/35		2,500	2,503,737
Voya CLO Ltd.,
Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	6.299(c)	04/25/31		1,500	1,478,279
Series 2015-03A, Class A1R, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.452%)	6.500(c)	10/20/31		4,900	4,849,205

Total Asset-Backed Securities (cost $22,361,739)					22,414,742
Convertible Bonds 0.6%
Jamaica 0.0%
Digicel Group Holdings Ltd., Sub. Notes, 144A, Cash coupon 7.000% or PIK N/A (original cost $8,603; purchased 06/23/20 - 04/03/23)(f)	7.000	05/15/23(oo)		45	4,974
Spain 0.6%
Cellnex Telecom SA, Sr. Unsec’d. Notes, Series CLNX, EMTN (aa)	0.750	11/20/31	EUR	3,400	2,990,651

Total Convertible Bonds (cost $3,891,313)					2,995,625

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds 94.2%
Argentina 0.0%
YPF SA, Sr. Unsec’d. Notes, 144A	8.500%	03/23/25	231	$209,026
Austria 0.1%
Benteler International AG, Sr. Sec’d. Notes, 144A	10.500	05/15/28	450	460,125
Bahrain 0.1%
Oil & Gas Holding Co. BSCC (The), Sr. Unsec’d. Notes, 144A (aa)	7.625	11/07/24	380	385,639
Brazil 2.6%
Banco do Brasil SA, Sr. Unsec’d. Notes, 144A(aa)	4.875	01/11/29	1,250	1,179,141
Banco Votorantim SA, Sr. Unsec’d. Notes, 144A, MTN(aa)	4.500	09/24/24	1,120	1,087,310
Braskem Netherlands Finance BV, Gtd. Notes	4.500	01/31/30	2,000	1,679,400
Embraer Netherlands Finance BV, Gtd. Notes, 144A(aa)	6.950	01/17/28	2,055	2,071,543
Globo Comunicacao e Participacoes SA, Sr. Unsec’d. Notes	4.875	01/22/30	1,000	803,312
JSM Global Sarl, Gtd. Notes	4.750	10/20/30(d)	1,600	309,800
Light Servicos de Eletricidade SA/Light Energia SA, Gtd. Notes, 144A(aa)	4.375	06/18/26	1,500	525,000
MARB BondCo PLC, Gtd. Notes, 144A(aa)	3.950	01/29/31	1,330	972,995
MercadoLibre, Inc., Gtd. Notes	3.125	01/14/31	1,326	1,028,987
NBM US Holdings, Inc., Gtd. Notes, 144A(aa)	7.000	05/14/26	1,000	973,119
Nexa Resources SA, Gtd. Notes	6.500	01/18/28	1,000	972,375

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Brazil (cont’d.)
Rumo Luxembourg Sarl, Gtd. Notes	5.250%	01/10/28	800	$742,900
Tupy Overseas SA, Gtd. Notes	4.500	02/16/31	1,000	792,062
				13,137,944
Canada 4.8%
1011778 BC ULC/New Red Finance, Inc.,
Sec’d. Notes, 144A(aa)	4.000	10/15/30	825	718,864
Sr. Sec’d. Notes, 144A	3.500	02/15/29	1,965	1,764,059

Athabasca Oil Corp., Sec’d. Notes, 144A(aa)	9.750	11/01/26	1,819	1,909,950
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A(aa)	6.000	02/15/28	1,950	1,842,418
Sr. Unsec’d. Notes, 144A(aa)	7.125	06/15/26	1,075	1,066,937
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	103	103,000
Sr. Unsec’d. Notes, 144A(aa)	7.500	02/01/29	1,025	1,005,781
Sr. Unsec’d. Notes, 144A(aa)	7.875	04/15/27	2,300	2,294,710
Brookfield Residential Properties, Inc./Brookfield Residential US LLC,
Gtd. Notes, 144A(aa)	4.875	02/15/30	1,275	1,004,063
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	475	380,000
GFL Environmental, Inc.,
Gtd. Notes, 144A	4.000	08/01/28	100	91,072
Gtd. Notes, 144A	4.375	08/15/29	900	812,952
Hudbay Minerals, Inc.,
Gtd. Notes, 144A	4.500	04/01/26	575	533,672
Gtd. Notes, 144A(aa)	6.125	04/01/29	1,210	1,128,325

Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., Sr. Sec’d. Notes, 144A	5.000	12/31/26	200	185,000
Mattamy Group Corp.,
Sr. Unsec’d. Notes, 144A(aa)	4.625	03/01/30	825	721,397
Sr. Unsec’d. Notes, 144A	5.250	12/15/27	1,650	1,526,250
MEG Energy Corp.,
Gtd. Notes, 144A	5.875	02/01/29	675	648,000
Gtd. Notes, 144A(aa)	7.125	02/01/27	1,577	1,616,425

New Gold, Inc., Gtd. Notes, 144A(aa)	7.500	07/15/27	1,035	994,480

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Canada (cont’d.)

Parkland Corp., Gtd. Notes, 144A(aa)	4.500%	10/01/29	1,625	$1,423,906
Precision Drilling Corp.,
Gtd. Notes, 144A	6.875	01/15/29	250	229,375
Gtd. Notes, 144A(aa)	7.125	01/15/26	1,150	1,124,125
Ritchie Bros Holdings, Inc.,
Gtd. Notes, 144A	7.750	03/15/31	525	556,500
Sr. Sec’d. Notes, 144A	6.750	03/15/28	150	155,250

Superior Plus LP/Superior General Partner, Inc., Gtd. Notes, 144A	4.500	03/15/29	1,000	881,770
				24,718,281
Chile 0.3%
Mercury Chile Holdco LLC, Sr. Sec’d. Notes, 144A	6.500	01/24/27	1,000	942,926
VTR Comunicaciones SpA, Sr. Sec’d. Notes	4.375	04/15/29	1,000	539,875
VTR Finance NV, Sr. Unsec’d. Notes, 144A	6.375	07/15/28	705	222,207
				1,705,008
China 0.6%
Agile Group Holdings Ltd., Sr. Sec’d. Notes	6.050	10/13/25	1,120	460,460
China Hongqiao Group Ltd., Gtd. Notes	6.250	06/08/24	1,100	1,068,238
Sunac China Holdings Ltd.,
Sr. Sec’d. Notes	6.500	01/10/25(d)	650	126,750
Sr. Sec’d. Notes	6.500	01/26/26(d)	770	150,150
Sr. Sec’d. Notes	7.250	06/14/22(d)	365	71,175

West China Cement Ltd., Gtd. Notes	4.950	07/08/26	1,143	893,183
Yuzhou Group Holdings Co. Ltd.,
Sr. Sec’d. Notes	7.700	02/20/25(d)	900	63,000
Sr. Sec’d. Notes	8.500	02/26/24(d)	400	28,000
				2,860,956

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Colombia 1.1%
AI Candelaria Spain SA, Sr. Sec’d. Notes, 144A(aa)	5.750%	06/15/33		1,440	$1,016,100
Ecopetrol SA,
Sr. Unsec’d. Notes	4.625	11/02/31		500	371,500
Sr. Unsec’d. Notes	5.375	06/26/26		975	920,302
Sr. Unsec’d. Notes(aa)	6.875	04/29/30		1,400	1,247,750
Sr. Unsec’d. Notes	8.875	01/13/33		690	667,144

SierraCol Energy Andina LLC, Gtd. Notes, 144A(aa)	6.000	06/15/28		1,700	1,258,723
					5,481,519
Costa Rica 0.1%
Autopistas del Sol SA, Sr. Sec’d. Notes	7.375	12/30/30		306	272,271
Instituto Costarricense de Electricidad, Sr. Unsec’d. Notes, 144A	6.750	10/07/31		270	259,082
					531,353
Czech Republic 0.1%
Energo-Pro A/S, Sr. Unsec’d. Notes, 144A	8.500	02/04/27		700	664,563
France 1.4%
Casino Guichard Perrachon SA, Sr. Unsec’d. Notes, EMTN	4.048	08/05/26	EUR	900	186,779
Emeria SASU, Sr. Sec’d. Notes, 144A(aa)	7.750	03/31/28	EUR	1,500	1,546,647
Iliad Holding SASU, Sr. Sec’d. Notes, 144A(aa)	5.625	10/15/28	EUR	3,850	3,864,537
La Financiere Atalian SASU, Gtd. Notes	4.000	05/15/24	EUR	857	681,648
Midco GB SASU, Sr. Unsec’d. Notes, 144A, Cash coupon 7.750% or PIK 8.500%	7.750	11/01/27	EUR	1,050	1,042,807
					7,322,418

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Germany 1.9%
Douglas GmbH, Sr. Sec’d. Notes, 144A	6.000%	04/08/26	EUR	540	$527,094
Kirk Beauty SUN GmbH, Sr. Unsec’d. Notes, 144A, Cash coupon 8.250% or PIK 9.000%	8.250	10/01/26	EUR	3,345	2,595,216
Wintershall Dea Finance 2 BV, Gtd. Notes, Series NC8	3.000(ff)	07/20/28(oo)	EUR	1,200	1,001,373
Wintershall Dea Finance BV, Gtd. Notes(aa)	0.452	09/25/23	EUR	5,300	5,750,815
					9,874,498
Ghana 0.3%
Tullow Oil PLC, Sr. Sec’d. Notes, 144A (aa)	10.250	05/15/26		1,915	1,484,484
Guatemala 0.4%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, Gtd. Notes	5.250	04/27/29		1,000	933,000
CT Trust, Sr. Sec’d. Notes, 144A	5.125	02/03/32		660	542,767
Millicom International Cellular SA, Sr. Unsec’d. Notes, 144A	4.500	04/27/31		700	538,384
					2,014,151
India 2.2%
ABJA Investment Co. Pte Ltd., Gtd. Notes(aa)	5.950	07/31/24		651	647,867
Clean Renewable Power Mauritius Pte Ltd., Sr. Sec’d. Notes, 144A	4.250	03/25/27		1,232	1,079,605
Delhi International Airport Ltd., Sr. Sec’d. Notes, 144A(aa)	6.450	06/04/29		1,205	1,120,499
GMR Hyderabad International Airport Ltd., Sr. Sec’d. Notes(aa)	4.250	10/27/27		1,460	1,280,055
Greenko Power II Ltd., Sr. Sec’d. Notes	4.300	12/13/28		955	821,300
HDFC Bank Ltd., Jr. Sub. Notes, 144A(aa)	3.700(ff)	08/25/26(oo)		2,135	1,831,328

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
India (cont’d.)
HPCL-Mittal Energy Ltd., Sr. Unsec’d. Notes(aa)	5.250%	04/28/27		2,000	$1,881,000
India Cleantech Energy, Sec’d. Notes	4.700	08/10/26		778	682,508
Periama Holdings LLC, Gtd. Notes	5.950	04/19/26		770	740,971
Vedanta Resources Finance II PLC, Gtd. Notes	13.875	01/21/24		1,250	1,064,063
					11,149,196
Indonesia 0.1%
Pertamina Geothermal Energy PT, Sr. Unsec’d. Notes, 144A	5.150	04/27/28		530	531,988
Israel 0.7%
Energean Israel Finance Ltd.,
Sr. Sec’d. Notes, 144A(aa)	5.375	03/30/28		2,250	2,004,328
Sr. Sec’d. Notes, 144A	5.875	03/30/31		500	433,375

Leviathan Bond Ltd., Sr. Sec’d. Notes, 144A(aa)	6.750	06/30/30		1,110	1,026,789
					3,464,492
Italy 0.5%
Castor SpA, Sr. Sec’d. Notes, 144A (aa)	6.000	02/15/29	EUR	2,650	2,561,041
Jamaica 0.6%
Digicel Group Holdings Ltd., Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000% (original cost $75,111; purchased 06/23/20 - 10/03/22)(f)	8.000	04/01/25		251	95,932
Digicel International Finance Ltd./Digicel International Holdings Ltd.,
Gtd. Notes, 144A (original cost $121,133; purchased 05/22/20)(f)	8.000	12/31/26		174	37,228
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000% (original cost $795,988; purchased 05/22/20 - 12/15/22)(f)	13.000	12/31/25		866	542,586

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Jamaica (cont’d.)
Digicel International Finance Ltd./Digicel International Holdings Ltd., (cont’d.)
Sr. Sec’d. Notes, 144A (original cost $1,375,625; purchased 06/26/19)(f)	8.750%	05/25/24		1,420	$1,280,929
Sr. Sec’d. Notes, 144A (original cost $414,104; purchased 05/22/20)(f)	8.750	05/25/24		436	393,072

Digicel Ltd., Gtd. Notes, 144A (original cost $3,456,850; purchased 03/07/19 - 06/28/19)(f)	6.750	06/01/23		5,020	978,900
					3,328,647
Japan 0.3%
Nissan Motor Co. Ltd., Sr. Unsec’d. Notes, 144A	4.810	09/17/30		650	570,595
SoftBank Group Corp., Sr. Unsec’d. Notes	3.875	07/06/32	EUR	1,400	1,105,505
					1,676,100
Kuwait 0.2%
Kuwait Projects Co. SPC Ltd.,
Gtd. Notes	4.229	10/29/26		925	815,908
Gtd. Notes, EMTN	4.500	02/23/27		200	170,225
					986,133
Luxembourg 1.0%
Altice France Holding SA, Sr. Sec’d. Notes	8.000	05/15/27	EUR	3,166	2,487,056
Codere New Holdco SA, Sr. Sec’d. Notes, 144A, Cash coupon N/A or PIK 7.500%	7.500	11/30/27(d)	EUR	1,055	73,634
Galapagos SA, Sr. Sec’d. Notes	0.000(cc)	06/15/21(d)	EUR	315	1,733
Intelsat Jackson Holdings SA,
Gtd. Notes^	5.500	08/01/23(d)		2,085	2
Gtd. Notes, 144A^	9.750	07/15/25(d)		3,355	4

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Luxembourg (cont’d.)

LHMC Finco 2 Sarl, Sr. Sec’d. Notes, Cash coupon 7.250% or PIK 8.000%	7.250%	10/02/25	EUR	2,271	$2,339,043
					4,901,472
Macau 0.5%
MGM China Holdings Ltd.,
Sr. Unsec’d. Notes, 144A	4.750	02/01/27		525	474,895
Sr. Unsec’d. Notes, 144A	5.250	06/18/25		325	309,014
Wynn Macau Ltd.,
Sr. Unsec’d. Notes, 144A	5.125	12/15/29		1,000	823,313
Sr. Unsec’d. Notes, 144A	5.500	01/15/26		1,000	926,250
					2,533,472
Malaysia 0.3%
Gohl Capital Ltd., Gtd. Notes	4.250	01/24/27		1,889	1,777,927
Mexico 5.3%
Banco Mercantil del Norte SA,
Jr. Sub. Notes	7.500(ff)	06/27/29(oo)		600	528,863
Jr. Sub. Notes, 144A(aa)	6.625(ff)	01/24/32(oo)		1,485	1,199,137

Braskem Idesa SAPI, Sr. Sec’d. Notes, 144A(aa)	7.450	11/15/29		1,250	975,937
Cemex SAB de CV, Gtd. Notes	5.450	11/19/29		930	886,406
Comision Federal de Electricidad, Gtd. Notes, 144A	4.688	05/15/29		605	544,613
Electricidad Firme de Mexico Holdings SA de CV, Sr. Sec’d. Notes, 144A	4.900	11/20/26		1,000	879,875
Mexico City Airport Trust,
Sr. Sec’d. Notes(aa)	3.875	04/30/28		2,230	2,059,684
Sr. Sec’d. Notes	5.500	07/31/47		670	513,723

Nemak SAB de CV, Sr. Unsec’d. Notes, 144A	3.625	06/28/31		1,230	913,275
Petroleos Mexicanos,
Gtd. Notes(aa)	5.350	02/12/28		2,500	2,072,344
Gtd. Notes(aa)	6.490	01/23/27		3,758	3,363,410

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Mexico (cont’d.)
Petroleos Mexicanos, (cont’d.)
Gtd. Notes(aa)	6.500%	03/13/27		2,720	$2,424,608
Gtd. Notes(aa)	6.500	06/02/41		2,100	1,328,250
Gtd. Notes	6.700	02/16/32		545	418,628
Gtd. Notes, EMTN(aa)	2.750	04/21/27	EUR	1,915	1,680,593
Gtd. Notes, MTN(aa)	6.750	09/21/47		1,825	1,123,287
Gtd. Notes, MTN(aa)	6.875	08/04/26		3,200	3,000,800
Sr. Unsec’d. Notes, 144A	10.000	02/07/33		145	134,415

Tierra Mojada Luxembourg II Sarl, Sr. Sec’d. Notes, 144A	5.750	12/01/40		1,834	1,547,472
Total Play Telecomunicaciones SA de CV,
Gtd. Notes, 144A	6.375	09/20/28		910	568,750
Sr. Unsec’d. Notes, 144A(aa)	7.500	11/12/25		1,355	935,357
					27,099,427
Morocco 0.1%
OCP SA,
Sr. Unsec’d. Notes	6.875	04/25/44		280	258,178
Sr. Unsec’d. Notes, 144A	3.750	06/23/31		200	167,600
					425,778
Netherlands 0.5%
VEON Holdings BV, Sr. Unsec’d. Notes, 144A(aa)	3.375	11/25/27		920	652,050
WP/AP Telecom Holdings III BV, Sr. Unsec’d. Notes, 144A	5.500	01/15/30	EUR	1,917	1,718,589
					2,370,639
Nigeria 0.1%
IHS Holding Ltd., Gtd. Notes, 144A	6.250	11/29/28		645	513,904
Panama 0.1%
AES Panama Generation Holdings SRL, Sr. Sec’d. Notes, 144A	4.375	05/31/30		385	332,066

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Peru 0.3%
InRetail Consumer, Sr. Sec’d. Notes	3.250%	03/22/28		800	$685,150
Kallpa Generacion SA, Gtd. Notes(aa)	4.125	08/16/27		1,000	918,313
					1,603,463
Russia 0.0%
Alfa Bank AO Via Alfa Bond Issuance PLC,
Sub. Notes	5.950	04/15/30		1,500	75,000
Sub. Notes, 144A	5.950	04/15/30		985	49,250

Sovcombank Via SovCom Capital DAC, Jr. Sub. Notes, 144A	7.600	02/17/27(oo)		1,500	54,188
					178,438
Saudi Arabia 0.3%
Arabian Centres Sukuk Ltd., Gtd. Notes, 144A	5.375	11/26/24		1,635	1,586,257
Slovenia 0.7%
United Group BV,
Sr. Sec’d. Notes(aa)	3.125	02/15/26	EUR	2,900	2,769,529
Sr. Sec’d. Notes, 144A(aa)	3.125	02/15/26	EUR	850	811,759
					3,581,288
South Africa 2.3%
Eskom Holdings SOC Ltd.,
Gov’t. Gtd. Notes, MTN(aa)	6.350	08/10/28		2,080	1,958,289
Sr. Unsec’d. Notes(aa)	7.125	02/11/25		1,270	1,236,107
Sr. Unsec’d. Notes, EMTN(aa)	6.750	08/06/23		1,580	1,562,521
Sr. Unsec’d. Notes, MTN(aa)	8.450	08/10/28		1,240	1,185,207
Sasol Financing USA LLC,
Gtd. Notes(aa)	4.375	09/18/26		790	714,559
Gtd. Notes	6.500	09/27/28		1,930	1,782,414
Gtd. Notes, 144A	8.750	05/03/29		2,100	2,109,650

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
South Africa (cont’d.)

Transnet SOC Ltd., Sr. Unsec’d. Notes, 144A	8.250%	02/06/28		1,235	$1,222,110
					11,770,857
Spain 0.7%
Cirsa Finance International Sarl, Sr. Sec’d. Notes	6.250	12/20/23	EUR	483	529,399
Codere Finance 2 Luxembourg SA,
Sr. Sec’d. Notes, Cash coupon 2.000% and PIK 10.750%	12.750	11/30/27(d)	EUR	673	217,140
Sr. Sec’d. Notes, 144A, Cash coupon 2.000% and PIK 11.625%	13.625	11/30/27(d)		224	60,562

Kaixo Bondco Telecom SA, Sr. Sec’d. Notes, 144A(aa)	5.125	09/30/29	EUR	2,831	2,684,586
					3,491,687
Sweden 0.6%
Preem Holdings AB, Sr. Unsec’d. Notes, 144A	12.000	06/30/27	EUR	2,503	2,951,355
Switzerland 0.3%
VistaJet Malta Finance PLC/XO Management Holding, Inc., Sr. Unsec’d. Notes, 144A	7.875	05/01/27		1,450	1,377,500
Thailand 0.5%
Bangkok Bank PCL, Jr. Sub. Notes, 144A, MTN (aa)	5.000(ff)	09/23/25(oo)		3,016	2,814,870
Turkey 0.6%
Aydem Yenilenebilir Enerji A/S, Sr. Sec’d. Notes, 144A(aa)	7.750	02/02/27		1,140	951,757
Eldorado Gold Corp., Sr. Unsec’d. Notes, 144A(aa)	6.250	09/01/29		1,250	1,162,500
KOC Holding A/S, Sr. Unsec’d. Notes, 144A(aa)	6.500	03/11/25		1,000	981,750
					3,096,007

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Ukraine 0.1%
NAK Naftogaz Ukraine via Kondor Finance PLC,
Sr. Unsec’d. Notes(aa)	7.125%	07/19/26(d)	EUR	1,035	$231,515
Sr. Unsec’d. Notes	7.625	11/08/26(d)		830	174,196
					405,711
United Arab Emirates 0.3%
DP World Salaam, Jr. Sub. Notes	6.000(ff)	10/01/25(oo)		1,620	1,616,456
United Kingdom 5.6%
Bellis Finco PLC, Sr. Unsec’d. Notes, 144A(aa)	4.000	02/16/27	GBP	3,300	2,809,795
Bracken MidCo1 PLC, Sr. Unsec’d. Notes, 144A, Cash coupon 6.750% or PIK 7.500%	6.750	11/01/27	GBP	1,475	1,478,331
Constellation Automotive Financing PLC, Sr. Sec’d. Notes	4.875	07/15/27	GBP	900	857,990
eG Global Finance PLC,
Sr. Sec’d. Notes, 144A (original cost $4,361,565; purchased 05/02/19)(aa)(f)	4.375	02/07/25	EUR	3,900	3,997,243
Sr. Sec’d. Notes, 144A (original cost $1,750,000; purchased 10/11/19)(aa)(f)	8.500	10/30/25		1,750	1,667,278
Jerrold Finco PLC,
Sr. Sec’d. Notes	4.875	01/15/26	GBP	600	660,231
Sr. Sec’d. Notes	5.250	01/15/27	GBP	800	856,035
Sr. Sec’d. Notes, 144A	4.875	01/15/26	GBP	2,250	2,475,867
Sr. Sec’d. Notes, 144A(aa)	5.250	01/15/27	GBP	1,325	1,405,168

Motion Bondco DAC, Gtd. Notes, 144A	6.625	11/15/27		250	225,625
Saga PLC, Gtd. Notes	5.500	07/15/26	GBP	1,327	1,286,150
Sherwood Financing PLC, Sr. Sec’d. Notes, 144A(aa)	6.000	11/15/26	GBP	3,050	3,154,669
TalkTalk Telecom Group Ltd., Gtd. Notes(aa)	3.875	02/20/25	GBP	2,600	2,490,056

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United Kingdom (cont’d.)

Very Group Funding PLC (The), Sr. Sec’d. Notes, 144A(aa)	6.500%	08/01/26	GBP	3,275	$3,124,621
Zenith Finco PLC, Sr. Sec’d. Notes, 144A(aa)	6.500	06/30/27	GBP	2,250	2,078,350
					28,567,409
United States 54.9%
ACCO Brands Corp., Gtd. Notes, 144A(aa)	4.250	03/15/29		1,225	1,032,341
AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29		625	510,161
Gtd. Notes, 144A	5.125	03/01/30		925	765,393
Gtd. Notes, 144A(aa)	6.125	08/01/28		655	581,655

Adient Global Holdings Ltd., Sr. Sec’d. Notes, 144A	7.000	04/15/28		450	460,125
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A(aa)	8.250	02/15/26		1,025	999,523
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC, Gtd. Notes, 144A	6.500	02/15/28		675	685,998
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A(aa)	6.625	07/15/26		1,790	1,725,128
Sr. Unsec’d. Notes, 144A	6.000	06/01/29		850	661,481
Sr. Unsec’d. Notes, 144A(aa)	9.750	07/15/27		3,275	3,045,005

Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Sr. Sec’d. Notes, 144A(aa)	3.625	06/01/28	EUR	3,225	2,900,019
Alta Equipment Group, Inc., Sec’d. Notes, 144A	5.625	04/15/26		600	557,255
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes^(aa)	7.875	12/15/24(d)		6,450	43,860
AMC Entertainment Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	10.000	06/15/26		562	380,339

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)

American Airlines, Inc., Sr. Sec’d. Notes, 144A	7.250%	02/15/28	400	$388,975
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A(aa)	5.750	04/20/29	1,700	1,610,750
American Axle & Manufacturing, Inc., Gtd. Notes	6.250	03/15/26	593	569,487
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes(aa)	5.750	05/20/27	1,625	1,543,142
Sr. Unsec’d. Notes(aa)	5.875	08/20/26	1,125	1,085,906

AMN Healthcare, Inc., Gtd. Notes, 144A	4.000	04/15/29	800	705,261
Amsted Industries, Inc., Sr. Unsec’d. Notes, 144A(aa)	4.625	05/15/30	1,475	1,344,656
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29	225	210,729
Gtd. Notes, 144A(aa)	5.750	01/15/28	2,750	2,665,639
Antero Resources Corp.,
Gtd. Notes, 144A(aa)	5.375	03/01/30	925	867,537
Gtd. Notes, 144A	7.625	02/01/29	1,189	1,217,396
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27	368	455,002
Sr. Unsec’d. Notes, 144A	8.250	12/31/28	2,525	2,441,963
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A(aa)	4.625	08/01/29	1,850	1,542,649
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	600	496,292
ASP Unifrax Holdings, Inc.,
Sr. Sec’d. Notes, 144A	5.250	09/30/28	425	350,228
Sr. Unsec’d. Notes, 144A	7.500	09/30/29	275	198,927
At Home Group, Inc.,
Gtd. Notes, 144A (original cost $888,594; purchased 06/24/21 - 02/23/22)(f)	7.125	07/15/29	925	524,418
Sr. Sec’d. Notes, 144A (original cost $150,000; purchased 06/24/21)(f)	4.875	07/15/28	150	97,868

B&G Foods, Inc., Gtd. Notes(aa)	5.250	09/15/27	3,170	2,770,096

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Banff Merger Sub, Inc., Sr. Unsec’d. Notes	8.375%	09/01/26	EUR	2,550	$2,692,192
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28		1,450	652,500
Gtd. Notes, 144A	5.000	02/15/29		125	56,250
Gtd. Notes, 144A	5.250	01/30/30		2,225	1,040,188
Gtd. Notes, 144A	5.250	02/15/31		1,600	756,000
Gtd. Notes, 144A(aa)	6.250	02/15/29		3,540	1,613,567
Gtd. Notes, 144A	7.000	01/15/28		250	115,000
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27		75	69,699
Gtd. Notes(aa)	6.750	03/15/25		1,000	995,916
Gtd. Notes(aa)	7.250	10/15/29		1,650	1,577,258
Boeing Co. (The),
Sr. Unsec’d. Notes(aa)	5.805	05/01/50		1,780	1,776,106
Sr. Unsec’d. Notes	5.930	05/01/60		275	271,823

Bread Financial Holdings, Inc., Gtd. Notes, 144A(aa)	4.750	12/15/24		1,575	1,409,652
C&S Group Enterprises LLC, Gtd. Notes, 144A(aa)	5.000	12/15/28		1,000	789,264
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A	6.250	07/01/25		125	125,172
Sr. Sec’d. Notes, 144A(aa)	7.000	02/15/30		2,625	2,650,367
Sr. Unsec’d. Notes, 144A(aa)	4.625	10/15/29		1,325	1,160,932
Calpine Corp.,
Sr. Unsec’d. Notes, 144A(aa)	4.625	02/01/29		900	780,302
Sr. Unsec’d. Notes, 144A(aa)	5.000	02/01/31		1,375	1,157,739
Sr. Unsec’d. Notes, 144A(aa)	5.125	03/15/28		6,425	5,952,639

Camelot Return Merger Sub, Inc., Sr. Sec’d. Notes, 144A	8.750	08/01/28		725	686,732
CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.375	05/01/26		325	317,068
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes(aa)	4.500	05/01/32		1,300	1,042,710
Sr. Unsec’d. Notes, 144A(aa)	4.250	02/01/31		2,550	2,098,360
Sr. Unsec’d. Notes, 144A	4.250	01/15/34		609	466,242
Sr. Unsec’d. Notes, 144A	4.500	06/01/33		750	597,991
Sr. Unsec’d. Notes, 144A(aa)	4.750	03/01/30		3,050	2,625,477
Sr. Unsec’d. Notes, 144A(aa)	5.000	02/01/28		3,575	3,312,794
Sr. Unsec’d. Notes, 144A	5.125	05/01/27		1,000	945,639

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
Chart Industries, Inc.,
Gtd. Notes, 144A	9.500%	01/01/31	450	$476,151
Sr. Sec’d. Notes, 144A	7.500	01/01/30	775	799,369

Cheniere Energy, Inc., Sr. Unsec’d. Notes(aa)	4.625	10/15/28	2,550	2,433,905
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26	450	444,210
Gtd. Notes, 144A	5.875	02/01/29	475	453,159
Gtd. Notes, 144A	6.750	04/15/29	675	668,105

Churchill Downs, Inc., Gtd. Notes, 144A	6.750	05/01/31	600	604,271
CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A(aa)	7.000	06/15/25	1,325	1,318,263
Clarivate Science Holdings Corp., Gtd. Notes, 144A	4.875	07/01/29	725	653,472
Clean Harbors, Inc., Gtd. Notes, 144A	6.375	02/01/31	150	153,133
Cleveland-Cliffs, Inc., Gtd. Notes, 144A	6.750	04/15/30	800	778,113
CMG Media Corp., Gtd. Notes, 144A	8.875	12/15/27	2,295	1,778,814
CNX Midstream Partners LP, Gtd. Notes, 144A	4.750	04/15/30	250	210,029
CNX Resources Corp., Gtd. Notes, 144A(aa)	7.250	03/14/27	1,525	1,516,425
Comstock Resources, Inc.,
Gtd. Notes, 144A	5.875	01/15/30	700	602,060
Gtd. Notes, 144A(aa)	6.750	03/01/29	1,000	905,161

Cornerstone Building Brands, Inc., Gtd. Notes, 144A(aa)	6.125	01/15/29	550	417,915
Cornerstone Chemical Co., Sr. Sec’d. Notes, 144A, Cash coupon 8.250% and PIK 2.000%(aa)	10.250	09/01/27	2,103	1,876,867
Crescent Energy Finance LLC, Sr. Unsec’d. Notes, 144A	9.250	02/15/28	175	174,576
CrownRock LP/CrownRock Finance, Inc., Sr. Unsec’d. Notes, 144A	5.000	05/01/29	275	260,185
CSC Holdings LLC,
Gtd. Notes, 144A(aa)	4.125	12/01/30	900	646,600
Gtd. Notes, 144A(aa)	5.500	04/15/27	1,400	1,197,349

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
CSC Holdings LLC, (cont’d.)
Sr. Unsec’d. Notes, 144A(aa)	4.625%	12/01/30	4,050	$1,975,543
Dana, Inc.,
Sr. Unsec’d. Notes	4.250	09/01/30	450	365,727
Sr. Unsec’d. Notes	4.500	02/15/32	725	581,199
DaVita, Inc.,
Gtd. Notes, 144A(aa)	3.750	02/15/31	1,225	981,860
Gtd. Notes, 144A(aa)	4.625	06/01/30	2,400	2,091,579

Diamond BC BV, Gtd. Notes, 144A(aa)	4.625	10/01/29	1,025	1,007,063
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A(aa)	6.625	08/15/27(d)	4,125	124,585
Sec’d. Notes, 144A	5.375	08/15/26(d)	3,150	219,043
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	975	450,747
Gtd. Notes(aa)	7.375	07/01/28	515	257,269
Gtd. Notes(aa)	7.750	07/01/26	2,910	1,680,161

DISH Network Corp., Sr. Sec’d. Notes, 144A(aa)	11.750	11/15/27	1,100	1,040,180
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	750	472,727
Gtd. Notes(aa)	9.750	06/15/25	1,550	1,482,755
Sr. Unsec’d. Notes	4.750	05/01/24	50	45,640
Sr. Unsec’d. Notes	4.750	02/15/28	700	431,725

Eco Material Technologies, Inc., Sr. Sec’d. Notes, 144A	7.875	01/31/27	725	695,447
Embecta Corp.,
Sr. Sec’d. Notes, 144A	5.000	02/15/30	600	517,532
Sr. Sec’d. Notes, 144A	6.750	02/15/30	300	272,126

Energizer Holdings, Inc., Gtd. Notes, 144A(aa)	4.375	03/31/29	1,725	1,504,900
Energy Transfer LP, Jr. Sub. Notes, Series G(aa)	7.125(ff)	05/15/30(oo)	1,275	1,074,447
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A(aa)	6.500	07/01/27	1,480	1,442,961
Sr. Unsec’d. Notes, 144A	7.500	06/01/27	200	199,098
Sr. Unsec’d. Notes, 144A	7.500	06/01/30	200	194,116

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A(aa)	6.750%	01/15/30	2,050	$1,660,514
Sr. Sec’d. Notes, 144A	4.625	01/15/29	650	568,395

Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A(aa)	7.875	11/15/25	1,350	1,228,207
Ford Motor Co.,
Sr. Unsec’d. Notes(aa)	3.250	02/12/32	3,000	2,319,586
Sr. Unsec’d. Notes(aa)	4.750	01/15/43	4,613	3,469,207
Sr. Unsec’d. Notes(aa)	5.291	12/08/46	5,025	4,054,682
Sr. Unsec’d. Notes	7.400	11/01/46	1,000	1,017,743
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	4.950	05/28/27	1,000	946,673
Sr. Unsec’d. Notes	6.800	05/12/28	200	200,160
Sr. Unsec’d. Notes	6.950	03/06/26	425	428,083
Forestar Group, Inc.,
Gtd. Notes, 144A	3.850	05/15/26	1,025	947,671
Gtd. Notes, 144A(aa)	5.000	03/01/28	800	727,775

Fortress Transportation & Infrastructure Investors LLC, Gtd. Notes, 144A	5.500	05/01/28	300	275,264
Foundation Building Materials, Inc., Gtd. Notes, 144A	6.000	03/01/29	550	440,913
Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A	7.625	05/01/26	325	277,910
Gap, Inc. (The),
Gtd. Notes, 144A	3.625	10/01/29	250	177,680
Gtd. Notes, 144A(aa)	3.875	10/01/31	1,850	1,289,167

Global Partners LP/GLP Finance Corp., Gtd. Notes	6.875	01/15/29	450	419,283
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A(aa)	7.625	04/15/26	2,150	2,174,257
Griffon Corp., Gtd. Notes(aa)	5.750	03/01/28	1,225	1,125,185
H&E Equipment Services, Inc., Gtd. Notes, 144A(aa)	3.875	12/15/28	2,400	2,073,449
Hecla Mining Co., Gtd. Notes(aa)	7.250	02/15/28	605	605,781

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
Hertz Corp. (The),
Gtd. Notes, 144A	4.625%	12/01/26	325	$292,641
Gtd. Notes, 144A	5.000	12/01/29	650	531,556
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	325	303,520
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	700	652,580
Sr. Unsec’d. Notes, 144A	6.000	02/01/31	1,325	1,226,196
Sr. Unsec’d. Notes, 144A(aa)	6.250	11/01/28	900	861,750
Sr. Unsec’d. Notes, 144A	6.250	04/15/32	875	819,324

Hilton Domestic Operating Co., Inc., Gtd. Notes, 144A	4.000	05/01/31	700	618,519
Howard Hughes Corp. (The),
Gtd. Notes, 144A(aa)	4.125	02/01/29	1,150	967,854
Gtd. Notes, 144A(aa)	4.375	02/01/31	800	648,949

Hunt Cos., Inc., Sr. Sec’d. Notes, 144A(aa)	5.250	04/15/29	1,875	1,445,919
iHeartCommunications, Inc., Sr. Sec’d. Notes(aa)	6.375	05/01/26	1,500	1,291,008
International Game Technology PLC, Sr. Sec’d. Notes, 144A(aa)	6.250	01/15/27	750	760,313
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	600	522,527
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	275	236,495

Jefferies Finance LLC/JFIN Co-Issuer Corp., Sr. Unsec’d. Notes, 144A(aa)	5.000	08/15/28	1,500	1,265,989
KB Home,
Gtd. Notes	4.000	06/15/31	400	347,098
Gtd. Notes(aa)	4.800	11/15/29	2,500	2,341,956

Knife River Holding Co., Sr. Unsec’d. Notes, 144A	7.750	05/01/31	350	354,762
Kontoor Brands, Inc., Gtd. Notes, 144A	4.125	11/15/29	325	276,106
Kraft Heinz Foods Co., Gtd. Notes(aa)	5.500	06/01/50	2,225	2,242,284
LABL, Inc.,
Sr. Sec’d. Notes, 144A	5.875	11/01/28	500	461,426
Sr. Sec’d. Notes, 144A	9.500	11/01/28	225	231,561
Sr. Unsec’d. Notes, 144A	8.250	11/01/29	450	391,182
Sr. Unsec’d. Notes, 144A	10.500	07/15/27	325	308,788

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)

LBM Acquisition LLC, Gtd. Notes, 144A	6.250%	01/15/29	275	$219,054
LCM Investments Holdings II LLC, Sr. Unsec’d. Notes, 144A	4.875	05/01/29	750	639,013
LD Holdings Group LLC, Gtd. Notes, 144A	6.125	04/01/28	825	454,279
Legacy LifePoint Health LLC, Sr. Sec’d. Notes, 144A	6.750	04/15/25	600	577,216
Level 3 Financing, Inc.,
Gtd. Notes, 144A(aa)	4.625	09/15/27	1,500	924,768
Sr. Sec’d. Notes, 144A	3.400	03/01/27	175	136,855

LifePoint Health, Inc., Gtd. Notes, 144A	5.375	01/15/29	1,000	626,090
Likewize Corp., Sr. Sec’d. Notes, 144A(aa)	9.750	10/15/25	790	711,566
Lindblad Expeditions Holdings, Inc., Sr. Sec’d. Notes, 144A	9.000	05/15/28	575	575,182
LPL Holdings, Inc., Gtd. Notes, 144A	4.625	11/15/27	1,040	981,915
M/I Homes, Inc., Gtd. Notes(aa)	4.950	02/01/28	1,075	1,011,631
Masonite International Corp.,
Gtd. Notes, 144A	3.500	02/15/30	400	340,000
Gtd. Notes, 144A(aa)	5.375	02/01/28	405	388,800

Mauser Packaging Solutions Holding Co., Sr. Sec’d. Notes, 144A	7.875	08/15/26	750	761,052
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A (original cost $2,119,195; purchased 11/06/18 - 07/15/22)(aa)(f)	10.125	08/01/24	2,029	2,017,315
McAfee Corp., Sr. Unsec’d. Notes, 144A	7.375	02/15/30	450	374,052
Medline Borrower LP,
Sr. Sec’d. Notes, 144A(aa)	3.875	04/01/29	1,200	1,049,750
Sr. Unsec’d. Notes, 144A(aa)	5.250	10/01/29	1,575	1,362,197

Metis Merger Sub LLC, Sr. Unsec’d. Notes, 144A(aa)	6.500	05/15/29	2,850	2,425,640
MGM Resorts International,
Gtd. Notes(aa)	4.750	10/15/28	3,238	3,009,323
Gtd. Notes	5.750	06/15/25	25	24,912
Gtd. Notes(aa)	6.750	05/01/25	875	882,777

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Sec’d. Notes, 144A(aa)	4.875%	05/01/29		1,125	$1,010,879
MIWD Holdco II LLC/MIWD Finance Corp., Gtd. Notes, 144A	5.500	02/01/30		400	338,103
MPH Acquisition Holdings LLC, Sr. Sec’d. Notes, 144A	5.500	09/01/28		1,025	784,101
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	2.500	03/24/26	GBP	2,750	2,711,292
Nabors Industries Ltd.,
Gtd. Notes, 144A	7.250	01/15/26		575	540,609
Gtd. Notes, 144A	7.500	01/15/28		325	295,750
Nabors Industries, Inc.,
Gtd. Notes(aa)	5.750	02/01/25		1,725	1,678,735
Gtd. Notes, 144A	7.375	05/15/27		925	897,285
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A(aa)	5.125	12/15/30		1,575	1,290,369
Gtd. Notes, 144A	5.500	08/15/28		390	348,023

NCL Corp. Ltd., Sr. Sec’d. Notes, 144A	8.375	02/01/28		1,575	1,578,938
NCR Corp.,
Gtd. Notes, 144A(aa)	5.000	10/01/28		650	567,144
Gtd. Notes, 144A	5.250	10/01/30		300	251,707
Gtd. Notes, 144A	5.750	09/01/27		500	489,374

NESCO Holdings II, Inc., Sec’d. Notes, 144A	5.500	04/15/29		525	474,113
Noble Finance II LLC, Gtd. Notes, 144A	8.000	04/15/30		225	230,375
NRG Energy, Inc.,
Gtd. Notes(aa)	5.750	01/15/28		1,240	1,209,750
Gtd. Notes, 144A	3.625	02/15/31		175	141,604
Gtd. Notes, 144A	3.875	02/15/32		550	443,984
Gtd. Notes, 144A	5.250	06/15/29		950	877,191
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)		900	887,573
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	6.125	01/01/31		550	575,725
Sr. Unsec’d. Notes	6.375	09/01/28		1,000	1,043,579
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28		475	382,861

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
OneMain Finance Corp., (cont’d.)
Gtd. Notes	6.875%	03/15/25	567	$554,238
Gtd. Notes(aa)	7.125	03/15/26	1,625	1,582,738
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A	4.125	04/30/28	1,250	1,150,202
Sr. Unsec’d. Notes, 144A	5.125	04/30/31	475	422,801

Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	6.625	05/13/27	267	267,891
P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A(aa)	7.750	11/15/25	650	520,307
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Sec’d. Notes, 144A(aa)	7.500	06/01/25	1,655	1,663,159
Park River Holdings, Inc., Gtd. Notes, 144A(aa)	5.625	02/01/29	1,350	987,754
Patrick Industries, Inc., Gtd. Notes, 144A	4.750	05/01/29	150	130,476
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	4.125	07/01/29	375	317,468
Sr. Unsec’d. Notes, 144A	5.625	01/15/27	300	285,380

PennyMac Financial Services, Inc., Gtd. Notes, 144A(aa)	5.375	10/15/25	1,150	1,085,205
PG&E Corp.,
Sr. Sec’d. Notes(aa)	5.000	07/01/28	590	556,170
Sr. Sec’d. Notes(aa)	5.250	07/01/30	2,725	2,512,320

Pilgrim’s Pride Corp., Gtd. Notes, 144A(aa)	5.875	09/30/27	3,925	3,904,522
PM General Purchaser LLC, Sr. Sec’d. Notes, 144A(aa)	9.500	10/01/28	1,000	947,718
Post Holdings, Inc., Gtd. Notes, 144A	5.500	12/15/29	904	860,106
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., Gtd. Notes, 144A	5.875	09/01/31	1,250	884,745
Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A(aa)	7.250	11/01/25	1,425	1,287,010
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A(aa)	4.500	09/15/26	1,000	782,656
Sr. Unsec’d. Notes, 144A(aa)	6.500	09/15/28	1,525	710,704

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)

Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A(aa)	7.250%	04/01/25	1,470	$1,427,303
Range Resources Corp., Gtd. Notes, 144A	4.750	02/15/30	250	229,927
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A	9.750	12/01/26	750	624,017
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A	3.625	03/01/29	400	338,047
Gtd. Notes, 144A	3.875	03/01/31	425	343,678
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A	7.250	01/15/30	800	800,168
Sr. Unsec’d. Notes, 144A	5.500	04/01/28	375	330,825
Sr. Unsec’d. Notes, 144A	11.625	08/15/27	650	690,151

Scientific Games Holdings LP/Scientific Games US FinCo, Inc., Sr. Unsec’d. Notes, 144A	6.625	03/01/30	900	798,297
Scientific Games International, Inc., Gtd. Notes, 144A	8.625	07/01/25	775	792,704
Scotts Miracle-Gro Co. (The),
Gtd. Notes(aa)	4.000	04/01/31	1,950	1,577,929
Gtd. Notes	4.375	02/01/32	425	344,855

Sealed Air Corp./Sealed Air Corp. US, Gtd. Notes, 144A	6.125	02/01/28	175	177,718
Shea Homes LP/Shea Homes Funding Corp., Sr. Unsec’d. Notes	4.750	04/01/29	1,035	922,494
SK Invictus Intermediate II Sarl, Sr. Sec’d. Notes, 144A	5.000	10/30/29	1,200	1,018,824
Smyrna Ready Mix Concrete LLC, Sr. Sec’d. Notes, 144A(aa)	6.000	11/01/28	1,523	1,426,031
Southwestern Energy Co.,
Gtd. Notes	4.750	02/01/32	250	220,892
Gtd. Notes	5.375	02/01/29	875	826,982
Gtd. Notes(aa)	5.375	03/15/30	1,275	1,187,905

Sprint LLC, Gtd. Notes	7.125	06/15/24	2,500	2,541,196
SRS Distribution, Inc., Gtd. Notes, 144A	6.000	12/01/29	825	671,801

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	3.375%	01/15/31	1,000	$792,415
Sr. Unsec’d. Notes, 144A(aa)	4.375	07/15/30	1,050	904,784

Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes, 144A	5.000	06/01/31	575	503,496
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A	5.875	05/15/25	625	607,330
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	4.500	05/15/29	700	635,671
Gtd. Notes	4.500	04/30/30	850	760,832

SWF Escrow Issuer Corp., Sr. Unsec’d. Notes, 144A(aa)	6.500	10/01/29	1,600	976,451
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A(aa)	5.500	01/15/28	3,238	3,005,882
Gtd. Notes, 144A	6.000	12/31/30	150	133,483
Gtd. Notes, 144A	7.500	10/01/25	225	227,198
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27	625	623,587
Sr. Unsec’d. Notes, 144A(aa)	5.125	08/01/30	1,675	1,575,772

Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Sr. Sec’d. Notes, 144A	5.750	06/01/25	425	427,135
Tenet Healthcare Corp.,
Sr. Sec’d. Notes(aa)	4.250	06/01/29	1,675	1,536,370
Sr. Sec’d. Notes(aa)	4.375	01/15/30	3,525	3,243,430
Sr. Unsec’d. Notes(aa)	6.875	11/15/31	525	516,079

Titan International, Inc., Sr. Sec’d. Notes	7.000	04/30/28	675	604,345
TopBuild Corp., Gtd. Notes, 144A	4.125	02/15/32	500	430,809
TPC Group, Inc., Sr. Sec’d. Notes, 144A	13.000	12/16/27	636	637,869
TransDigm, Inc., Gtd. Notes	4.625	01/15/29	700	633,759
Transocean, Inc., Gtd. Notes, 144A	8.000	02/01/27	150	132,773

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)

Tri Pointe Homes, Inc., Gtd. Notes(aa)	5.700%	06/15/28	745	$731,005
TriMas Corp., Gtd. Notes, 144A	4.125	04/15/29	1,200	1,074,902
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	850	811,692
Sr. Sec’d. Notes, 144A	4.625	04/15/29	1,086	982,830
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32	975	836,451
Gtd. Notes	3.875	02/15/31	477	419,436
Gtd. Notes	5.250	01/15/30	1,200	1,161,201
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A(aa)	4.500	05/01/29	475	409,536
Sr. Sec’d. Notes, 144A(aa)	6.625	06/01/27	4,475	4,308,589

Valaris Ltd., Sec’d. Notes, 144A	8.375	04/30/30	375	374,063
Vector Group Ltd., Sr. Sec’d. Notes, 144A(aa)	5.750	02/01/29	3,050	2,730,398
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A (original cost $279,803; purchased 03/08/19 - 07/18/19)(aa)(f)	5.750	07/15/25	317	44,380
Sr. Sec’d. Notes, 144A (original cost $735,060; purchased 05/08/20)(aa)(f)	9.500	07/01/25	750	476,250

Venture Global Calcasieu Pass LLC, Sr. Sec’d. Notes, 144A	3.875	08/15/29	645	580,687
Verscend Escrow Corp., Sr. Unsec’d. Notes, 144A	9.750	08/15/26	445	448,654
Viasat, Inc., Sr. Unsec’d. Notes, 144A	5.625	09/15/25	750	715,444
Viking Cruises Ltd., Gtd. Notes, 144A	5.875	09/15/27	400	342,096
Viking Ocean Cruises Ship VII Ltd., Sr. Sec’d. Notes, 144A	5.625	02/15/29	250	211,875
Vista Outdoor, Inc., Gtd. Notes, 144A	4.500	03/15/29	250	196,136
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	750	673,841
Jr. Sub. Notes, 144A(aa)	8.000(ff)	10/15/26(oo)	1,375	1,297,158
Vistra Operations Co. LLC,
Gtd. Notes, 144A(aa)	4.375	05/01/29	1,375	1,230,485

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
Vistra Operations Co. LLC, (cont’d.)
Gtd. Notes, 144A(aa)	5.000%	07/31/27	1,330	$1,264,164
Gtd. Notes, 144A(aa)	5.625	02/15/27	2,000	1,950,287

White Cap Buyer LLC, Sr. Unsec’d. Notes, 144A	6.875	10/15/28	525	459,116
William Carter Co. (The), Gtd. Notes, 144A(aa)	5.625	03/15/27	1,350	1,331,633
Wolverine World Wide, Inc., Gtd. Notes, 144A(aa)	4.000	08/15/29	1,600	1,329,224
WR Grace Holdings LLC, Sr. Sec’d. Notes, 144A	7.375	03/01/31	200	200,467
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Gtd. Notes, 144A(aa)	5.125	10/01/29	860	792,487
XPO Escrow Sub LLC, Gtd. Notes, 144A	7.500	11/15/27	275	283,038
Zayo Group Holdings, Inc., Sr. Sec’d. Notes, 144A	4.000	03/01/27	500	378,167
				280,678,160
Vietnam 0.3%
Mong Duong Finance Holdings BV, Sr. Sec’d. Notes, 144A (aa)	5.125	05/07/29	1,530	1,324,735
Zambia 0.4%
First Quantum Minerals Ltd., Gtd. Notes, 144A (aa)	7.500	04/01/25	2,245	2,233,438

Total Corporate Bonds (cost $570,385,108)				481,779,878
Floating Rate and Other Loans 3.8%
Jamaica 0.4%
Digicel International Finance Ltd., First Lien Initial Term B Loan, 1 Month LIBOR + 3.250%	8.275(c)	05/27/24	2,411	2,172,676

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
United Kingdom 1.0%
Constellation Automotive Group Ltd., Facility 1 Loan, SONIA + 7.500%	11.427%(c)	07/27/29	GBP	3,000	$2,004,518
EG Group Ltd., Additional Second Lien Loan Facility, 6 Month EURIBOR + 7.000%	9.752(c)	04/30/27	EUR	3,200	3,102,950
					5,107,468
United States 2.4%
Ascent Resources Utica Holdings LLC, Second Lien Term Loan, 3 Month LIBOR + 9.000%	14.211(c)	11/01/25		3,610	3,822,087
CSC Holdings LLC, 2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	9.390(c)	01/18/28		2,241	2,055,881
Diamond Sports Group LLC,
First Lien Term Loan, 6 Month SOFR + 8.250%	13.064(c)	05/25/26		260	234,177
Second Lien Term loan	8.025	08/24/26		265	18,834

Finastra USA, Inc., Dollar Term Loan (Second Lien), 3 Month LIBOR + 7.250%	12.405(c)	06/13/25		1,175	984,614
Great Outdoors Group LLC, Term B-2 Loan, 1 Month LIBOR + 3.750%	8.775(c)	03/06/28		1,466	1,452,541
Heritage Power LLC, Term Loan B, 3 Month LIBOR + 5.000%	12.500(c)	07/30/26		2,470	754,462
McAfee Corp., Tranche B-1 Term Loan, 1 Month SOFR + 3.850%	8.653(c)	03/01/29		1,127	1,060,470
MLN US Holdco LLC,
Initial Term Loan, 3 Month SOFR + 6.440%	11.522(c)	10/18/27		27	23,079
Initial Term Loan (Second Out (1st Lien Roll-Up)), 3 Month SOFR + 6.700%	11.782(c)	10/18/27		61	33,725
Term Loan, 6 Month SOFR + 9.250%^	14.332(c)	10/18/27		4	1,920

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
United States (cont’d.)

Skillsoft Finance II, Inc., Initial Term Loan, 1 Month SOFR + 5.364%	10.197%(c)	07/14/28	1,421	$1,207,816
Univision Communications, Inc., 2021 Replacement Term Loan, 1 Month LIBOR + 3.250%	8.275(c)	03/15/26	529	524,822
				12,174,428

Total Floating Rate and Other Loans (cost $24,427,671)				19,454,572
Sovereign Bonds 18.0%
Angola 1.1%
Angolan Government International Bond,
Sr. Unsec’d. Notes	8.250	05/09/28	3,160	2,761,642
Sr. Unsec’d. Notes	9.500	11/12/25	2,245	2,215,254
Sr. Unsec’d. Notes, EMTN	8.000	11/26/29	650	546,731
				5,523,627
Argentina 1.3%
Argentine Republic Government International Bond,
Sr. Unsec’d. Notes	0.500(cc)	07/09/30	6,608	1,605,663
Sr. Unsec’d. Notes	1.000	07/09/29	1,237	293,301
Sr. Unsec’d. Notes	1.500(cc)	07/09/35	1,864	414,431
Sr. Unsec’d. Notes	3.875(cc)	01/09/38	13,769	3,802,032

Provincia de Buenos Aires, Sr. Unsec’d. Notes, 144A, MTN	5.250(cc)	09/01/37	1,284	393,636
				6,509,063
Bahrain 0.4%
Bahrain Government International Bond,
Sr. Unsec’d. Notes(aa)	6.750	09/20/29	1,240	1,232,870
Sr. Unsec’d. Notes	7.000	10/12/28	430	439,487
Sr. Unsec’d. Notes	7.500	09/20/47	421	381,215
				2,053,572

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Brazil 1.5%
Brazilian Government International Bond,
Sr. Unsec’d. Notes(aa)	3.875%	06/12/30		3,960	$3,537,517
Sr. Unsec’d. Notes	4.500	05/30/29		3,170	3,006,151
Sr. Unsec’d. Notes(aa)	5.625	01/07/41		1,500	1,328,719
					7,872,387
Cameroon 0.2%
Republic of Cameroon International Bond,
Sr. Unsec’d. Notes	5.950	07/07/32	EUR	290	222,248
Sr. Unsec’d. Notes	9.500	11/19/25		1,080	1,030,590
					1,252,838
Colombia 1.6%
Colombia Government International Bond,
Sr. Unsec’d. Notes	3.000	01/30/30		2,900	2,219,044
Sr. Unsec’d. Notes(aa)	3.875	04/25/27		1,290	1,158,823
Sr. Unsec’d. Notes(aa)	4.500	03/15/29		1,770	1,537,466
Sr. Unsec’d. Notes	6.125	01/18/41		2,645	2,078,474
Sr. Unsec’d. Notes	7.375	09/18/37		780	723,596
Sr. Unsec’d. Notes	7.500	02/02/34		430	410,328
					8,127,731
Dominican Republic 1.8%
Dominican Republic International Bond,
Sr. Unsec’d. Notes	5.500	01/27/25		1,225	1,212,214
Sr. Unsec’d. Notes	5.950	01/25/27		3,000	2,972,437
Sr. Unsec’d. Notes	6.850	01/27/45		1,840	1,652,320
Sr. Unsec’d. Notes	7.450	04/30/44		2,300	2,227,119
Sr. Unsec’d. Notes, 144A	5.875	01/30/60		855	651,831
Sr. Unsec’d. Notes, 144A	7.050	02/03/31		320	324,900
					9,040,821
Ecuador 0.4%
Ecuador Government International Bond,
Sr. Unsec’d. Notes	5.500(cc)	07/31/30		720	378,360
Sr. Unsec’d. Notes, 144A	1.500(cc)	07/31/40		901	293,130
Sr. Unsec’d. Notes, 144A	2.500(cc)	07/31/35		1,829	667,863

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Ecuador (cont’d.)
Ecuador Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, 144A	5.500%(cc)	07/31/30		786	$412,885
Sr. Unsec’d. Notes, 144A	5.583(s)	07/31/30		414	126,287
					1,878,525
Egypt 0.9%
Egypt Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	6.375	04/11/31	EUR	1,845	1,058,179
Sr. Unsec’d. Notes, EMTN	4.750	04/11/25	EUR	650	522,091
Sr. Unsec’d. Notes, EMTN	4.750	04/16/26	EUR	3,340	2,361,862
Sr. Unsec’d. Notes, EMTN	5.625	04/16/30	EUR	860	494,132
Sr. Unsec’d. Notes, MTN	5.800	09/30/27		335	205,460
					4,641,724
El Salvador 0.1%
El Salvador Government International Bond, Sr. Unsec’d. Notes	8.250	04/10/32		1,000	563,938
Gabon 0.4%
Gabon Government International Bond,
Sr. Unsec’d. Notes	6.625	02/06/31		340	250,814
Sr. Unsec’d. Notes	6.950	06/16/25		1,220	1,121,866
Sr. Unsec’d. Notes, 144A	6.625	02/06/31		650	479,497
Sr. Unsec’d. Notes, 144A	7.000	11/24/31		540	397,507
					2,249,684
Ghana 0.1%
Ghana Government International Bond,
Sr. Unsec’d. Notes	7.875	03/26/27(d)		930	354,737
Sr. Unsec’d. Notes	8.125	01/18/26(d)		390	154,367
					509,104
Guatemala 0.4%
Guatemala Government Bond,
Sr. Unsec’d. Notes	4.375	06/05/27		1,140	1,097,464

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Guatemala (cont’d.)
Guatemala Government Bond, (cont’d.)
Sr. Unsec’d. Notes	4.900%	06/01/30		450	$429,272
Sr. Unsec’d. Notes	6.125	06/01/50		300	281,212
					1,807,948
Honduras 0.2%
Honduras Government International Bond, Sr. Unsec’d. Notes	6.250	01/19/27		930	830,199
Hungary 0.2%
Magyar Export-Import Bank Zrt, Sr. Unsec’d. Notes, 144A	6.125	12/04/27		890	896,119
Iraq 0.1%
Iraq International Bond, Sr. Unsec’d. Notes	5.800	01/15/28		741	690,309
Ivory Coast 1.0%
Ivory Coast Government International Bond,
Sr. Unsec’d. Notes	4.875	01/30/32	EUR	270	224,678
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	1,910	1,715,010
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	1,245	1,114,040
Sr. Unsec’d. Notes	6.875	10/17/40	EUR	2,405	1,913,516
					4,967,244
Jordan 0.1%
Jordan Government International Bond, Sr. Unsec’d. Notes, 144A	7.500	01/13/29		515	515,418
Lebanon 0.0%
Lebanon Government International Bond,
Sr. Unsec’d. Notes, EMTN	6.100	10/04/22(d)		2,000	115,375
Sr. Unsec’d. Notes, GMTN	6.250	05/27/22(d)		2,550	147,103
					262,478

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Mongolia 0.1%
Mongolia Government International Bond, Sr. Unsec’d. Notes, EMTN	8.750%	03/09/24		270	$270,219
Morocco 0.8%
Morocco Government International Bond,
Sr. Unsec’d. Notes	1.500	11/27/31	EUR	860	706,757
Sr. Unsec’d. Notes	2.000	09/30/30	EUR	1,150	1,020,717
Sr. Unsec’d. Notes, 144A	5.950	03/08/28		1,090	1,117,795
Sr. Unsec’d. Notes, 144A	6.500	09/08/33		1,235	1,277,685
					4,122,954
Mozambique 0.3%
Mozambique International Bond, Unsec’d. Notes	5.000(cc)	09/15/31		2,295	1,595,455
Nigeria 0.2%
Nigeria Government International Bond,
Sr. Unsec’d. Notes	7.875	02/16/32		920	678,960
Sr. Unsec’d. Notes, EMTN	6.500	11/28/27		450	357,413
					1,036,373
Oman 0.8%
Oman Government International Bond,
Sr. Unsec’d. Notes	4.750	06/15/26		830	811,740
Sr. Unsec’d. Notes	5.625	01/17/28		1,085	1,091,307
Sr. Unsec’d. Notes	6.500	03/08/47		1,120	1,048,110
Sr. Unsec’d. Notes	6.750	01/17/48		720	694,935
Sr. Unsec’d. Notes	7.375	10/28/32		440	489,995
					4,136,087
Pakistan 0.3%
Pakistan Government International Bond,
Sr. Unsec’d. Notes	8.250	04/15/24		1,840	914,020
Sr. Unsec’d. Notes	8.250	09/30/25		290	117,414
Sr. Unsec’d. Notes, 144A	8.250	04/15/24		530	263,277

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Pakistan (cont’d.)
Pakistan Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, 144A	8.250%	09/30/25		610	$246,974
Sr. Unsec’d. Notes, EMTN	7.375	04/08/31		660	221,636
					1,763,321
Paraguay 0.2%
Paraguay Government International Bond, Sr. Unsec’d. Notes	6.100	08/11/44		950	904,163
Romania 0.7%
Romanian Government International Bond, Sr. Unsec’d. Notes, 144A	7.125	01/17/33		3,374	3,608,704
Senegal 0.3%
Senegal Government International Bond,
Sr. Unsec’d. Notes	4.750	03/13/28	EUR	875	795,916
Sr. Unsec’d. Notes	5.375	06/08/37	EUR	275	191,813
Sr. Unsec’d. Notes, 144A	5.375	06/08/37	EUR	570	397,577
					1,385,306
Serbia 0.4%
Serbia International Bond,
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	810	803,731
Sr. Unsec’d. Notes, 144A	6.250	05/26/28		500	510,563
Sr. Unsec’d. Notes, 144A	6.500	09/26/33		660	669,611
					1,983,905
South Africa 0.5%
Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes	4.850	09/30/29		1,690	1,516,036
Sr. Unsec’d. Notes	5.750	09/30/49		600	431,175
Sr. Unsec’d. Notes	7.300	04/20/52		580	494,921
					2,442,132

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Sri Lanka 0.1%
Sri Lanka Government International Bond,
Sr. Unsec’d. Notes	5.750%	04/18/23(d)		390	$129,383
Sr. Unsec’d. Notes	6.200	05/11/27(d)		900	294,637
Sr. Unsec’d. Notes	7.550	03/28/30(d)		500	164,000
Sr. Unsec’d. Notes	7.850	03/14/29(d)		400	131,000
					719,020
Turkey 1.0%
Turkey Government International Bond,
Sr. Unsec’d. Notes(aa)	4.250	04/14/26		1,750	1,560,016
Sr. Unsec’d. Notes(aa)	4.875	10/09/26		3,000	2,682,750
Sr. Unsec’d. Notes	5.950	01/15/31		495	414,191
Sr. Unsec’d. Notes(aa)	6.000	03/25/27		525	481,622
					5,138,579
Ukraine 0.3%
Ukraine Government International Bond,
Sr. Unsec’d. Notes	4.375	01/27/32(d)	EUR	605	107,622
Sr. Unsec’d. Notes	6.750	06/20/28(d)	EUR	1,230	211,178
Sr. Unsec’d. Notes	7.750	09/01/24(d)		320	68,760
Sr. Unsec’d. Notes	7.750	09/01/25(d)		260	49,449
Sr. Unsec’d. Notes	7.750	09/01/26(d)		590	100,411
Sr. Unsec’d. Notes	7.750	09/01/27(d)		1,005	173,551
Sr. Unsec’d. Notes	7.750	09/01/28(d)		910	156,861
Sr. Unsec’d. Notes	7.750	09/01/29(d)		1,180	203,034
Sr. Unsec’d. Notes	8.994	02/01/26(d)		400	69,075
Sr. Unsec’d. Notes	9.750	11/01/30(d)		3,075	546,389
					1,686,330
United Arab Emirates 0.2%
Finance Department Government of Sharjah, Sr. Unsec’d. Notes, 144A	6.500	11/23/32		950	988,000

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Zambia 0.0%
Zambia Government International Bond, Sr. Unsec’d. Notes	8.500%	04/14/24(d)	340	$158,908

Total Sovereign Bonds (cost $129,555,542)				92,132,185

	Shares
Common Stocks 1.6%
Luxembourg 0.2%
Intelsat Emergence SA*	51,374	1,351,804
Spain 0.0%
Codere New Topco SA^	36,655	—
United States 1.4%
CEC Entertainment, Inc.	34,226	627,465
Chesapeake Energy Corp.	33,960	2,807,813
Ferrellgas Partners LP (Class B Stock)^	8,479	1,256,588
GenOn Energy Holdings, Inc. (Class A Stock)^	14,397	1,439,700
TPC Group, Inc.*^	48,777	975,540
		7,107,106

Total Common Stocks (cost $4,094,471)		8,458,910
Rights* 0.0%
Luxembourg
Intelsat Jackson Holdings SA, Series A (Luxembourg) CVR, expiring 12/05/25^	5,379	51,266

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Rights (Continued)*
Luxembourg (cont’d.)
Intelsat Jackson Holdings SA, Series B (Luxembourg) CVR, expiring 12/05/25^	5,379	$10,648

Total Rights (cost $0)		61,914

Total Long-Term Investments (cost $754,715,844)		627,297,826

Short-Term Investment 1.1%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (cost $5,372,622)(wj)	5,372,622	5,372,622

TOTAL INVESTMENTS 123.7% (cost $760,088,466)		632,670,448
Liabilities in excess of other assets(z) (23.7)%		(121,089,116)

Net Assets 100.0%		$511,581,332

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
GBP—British Pound
USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BNP—BNP Paribas S.A.
BNYM—Bank of New York Mellon
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
CVR—Contingent Value Rights
DAC—Designated Activity Company
EMTN—Euro Medium Term Note
EURIBOR—Euro Interbank Offered Rate
GMTN—Global Medium Term Note
GSI—Goldman Sachs International
iBoxx—Bond Market Indices
JPM—JPMorgan Chase Bank N.A.
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
MSI—Morgan Stanley & Co International PLC
MTN—Medium Term Note

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SSB—State Street Bank & Trust Company
T—Swap payment upon termination

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $3,779,528 and 0.7% of net assets.
(aa)	Represents security, or a portion thereof, with aggregate value of $289,412,149 segregated as collateral for amount of $130,000,000 borrowed and outstanding as of April 30, 2023.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $16,531,631. The aggregate value of $12,158,373 is 2.4% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wj)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at April 30, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
21	5 Year U.S. Treasury Notes	Jun. 2023	$2,304,586	$42,861
36	10 Year U.S. Treasury Notes	Jun. 2023	4,147,313	118,316
15	20 Year U.S. Treasury Bonds	Jun. 2023	1,974,844	79,413
14	30 Year U.S. Ultra Treasury Bonds	Jun. 2023	1,979,687	73,853
				$314,443

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
 Forward foreign currency exchange contracts outstanding at April 30, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 05/02/23	BNYM	GBP	22,784	$28,379,746	$28,636,691	$256,945	$—
Expiring 05/02/23	GSI	GBP	4,589	5,682,571	5,767,691	85,120	—
Expiring 06/02/23	MSI	GBP	474	592,567	596,246	3,679	—
Euro,
Expiring 05/02/23	GSI	EUR	1,364	1,484,672	1,503,833	19,161	—
Expiring 05/02/23	JPM	EUR	68,505	75,550,350	75,504,937	—	(45,413)
Expiring 05/02/23	JPM	EUR	410	449,224	451,749	2,525	—
Expiring 06/02/23	SSB	EUR	848	936,401	936,214	—	(187)
				$113,075,531	$113,397,361	367,430	(45,600)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 05/02/23	BNP	GBP	26,811	$32,916,470	$33,698,705	$—	$(782,235)
Expiring 05/02/23	JPM	GBP	561	701,802	705,676	—	(3,874)
Expiring 06/02/23	BNYM	GBP	22,784	28,398,292	28,656,874	—	(258,582)
Euro,
Expiring 05/02/23	JPM	EUR	70,280	76,339,413	77,460,519	—	(1,121,106)
Expiring 06/02/23	JPM	EUR	68,505	75,682,497	75,648,310	34,187	—
				$214,038,474	$216,170,084	34,187	(2,165,797)
						$401,617	$(2,211,397)
Credit default swap agreement outstanding at April 30, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date	Value at April 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
iTraxx.XO.39.V1	06/20/28	5.000%(Q)	EUR	8,090	$186,463	$(289,426)	$(475,889)

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Credit default swap agreement outstanding at April 30, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2023(4)	Value at Trade Date	Value at April 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.40.V1	06/20/28	5.000%(Q)	10,210	4.648%	$(61,715)	$204,183	$265,898
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Total return swap agreements outstanding at April 30, 2023:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx USD Investment Grade Index(T)	1 Day SOFR(Q)/ 4.810%	BNP	06/20/23	(5,175)	$(19,025)	$—	$(19,025)
iBoxx USD Investment Grade Index(T)	1 Day SOFR(Q)/ 4.810%	BNP	09/20/23	(5,175)	(22,517)	—	(22,517)
					$(41,542)	$—	$(41,542)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).